Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 9 — Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2024	2023

Capitalized development costs (1)	$11,995,622	$11,416,518
Purchased software	384,643	395,446
Software from business combinations	43,184,301	36,101,237
Subtotal	55,564,566	47,913,201
Less: accumulated amortization	(15,877,444)	(10,614,005)
Impairment	(28,614,264)	(2,266,746)
Intangible assets, net	$11,072,858	$35,032,450

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.

Amortization expense for the years ended December 31, 2024, 2023 and 2022 amounted to $5,633,344, $5,004,968 and $1,803,853, respectively.